Note 11 - Deposits - Certificate Maturities (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Remaining term to maturity	$ 110,803	$ 102,700
Total certificates, weighted average rate	0.94%	0.61%
One to Six Months [Member]
Remaining term to maturity	$ 28,133	$ 32,418
Total certificates, weighted average rate	0.54%	0.36%
Seven to Twelve Months [Member]
Remaining term to maturity	$ 37,439	$ 25,424
Total certificates, weighted average rate	0.95%	0.45%
Thirteen to Thirty Six Months [Member]
Remaining term to maturity	$ 39,382	$ 36,111
Total certificates, weighted average rate	1.14%	0.81%
Over Thirty Six Months [Member]
Remaining term to maturity	$ 5,849	$ 8,747
Total certificates, weighted average rate	1.28%	1.18%